Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the activity in the carrying amount of goodwill for year ended December 31, 2014.

	Servicing Segment				Lending Segment
	ResCap	Homeward	Litton	HomEq	Homeward	Liberty	Total
Balance at December 31, 2013
Goodwill	$82,669	$218,170	$57,430	$12,810	$46,159	$2,963	$420,201
Accumulated impairment losses	—	—	—	—	—	—	—
Net	82,669	218,170	57,430	12,810	46,159	2,963	420,201

Impairment losses	(82,669)	(218,170)	(57,430)	(12,810)	(46,159)	(2,963)	(420,201)

Balance at December 31, 2014
Goodwill	82,669	218,170	57,430	12,810	46,159	2,963	420,201
Accumulated impairment losses	(82,669)	(218,170)	(57,430)	(12,810)	(46,159)	(2,963)	(420,201)
Net	$—	$—	$—	$—	$—	$—	$—